Revenue from Contracts with Customers - Geographic (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 375	$ 414	$ 742	$ 680
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	86	133	180	190
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	82	85	171	167
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	93	65	170	128
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	61	58	115	110
Indonesia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	40	0	77	0
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 13	$ 73	$ 29	$ 85